Assets held for sale	12 Months Ended
Dec. 31, 2023
Assets Held For Sale [Abstract]
Assets Held for Sale	Assets held for sale

	United States Dollars
Figures in millions unless otherwise stated	2023	2022

(a) Asanko Gold	153.3	—
– Asanko Gold joint venture	53.6	—
– Asanko redeemable preference shares	99.7	—
(b) Rusoro Mining Limited (“Rusoro”)	0	—
	153.3	—
(a)Asanko Gold
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold to the joint venture partner Galiano Gold for a total consideration of US$170 million. Gold Fields will also receive a 1%
net smelter royalty on future production from the Nkran deposit, the main deposit at the mine. The transaction was subject to a number of conditions and was concluded on 4 March 2024 with the receipt of US$65 million in cash and 28.5 million in Galiano shares.
The investment in Asanko Gold, including the Asanko redeemable preference shares, has been presented as an asset held for sale. Refer notes 14, 18 and 20 for further details.
(b)Rusoro
On 9 January 2024, Gold Fields announced that it has entered into a share purchase agreement
(the “Agreement”) with Fulcrum Global Markets LLC, a Delaware limited liability company (“Fulcrum”), to sell its 140,000,001 common shares (“Common Shares”) in the capital of Rusoro for an aggregate initial cash purchase price of US$62.3 million and certain additional contingent consideration upon the occurrence of specified events described below (the “Transaction”).
Under the Agreement, Gold Fields will be entitled to receive from Fulcrum the following additional contingent consideration for the Common Shares to be purchased by Fulcrum (the “Purchased Shares”):
•A top-up amount in cash calculated in accordance with the Agreement in the event that, within 18 months following closing of the Transaction, Fulcrum or any of its affiliates acquires, directly or indirectly, in one or more transactions, additional Common Shares which collectively result in their aggregate holdings exceeding 50% of the issued and outstanding Common Shares; and
•An amount in cash equal to 15% of the value of any gross proceeds paid at any time to Fulcrum or any of its affiliates by Rusoro or third parties in respect of the Purchased Shares (including in connection with any disposition of the Purchased Shares, or as a dividend, distribution, return of capital, share repurchase or similar amount), to the extent that the gross amount of such cumulative proceeds exceeds US$210 million.
The Transaction was subject to the following conditions precedent:
•Gold Fields was required to issue Rusoro with a sale notice within three Business Days after the date of receipt of a purchase offer by Gold Fields. Rusoro could object on reasonable commercial grounds to the intended sale to Fulcrum within five Business Days after the date of receipt of the notice.
The notice was issued on 9 January 2024 by Gold Fields to Rusoro and the five business day objection period lapsed on 16 January 2024. The US$62.3 million was received by Gold Fields on 22 January 2024.
The effective date of the Transaction was 16 January 2024, being the date on which all the conditions precedent of the agreement were met.
The investment in Rusoro has been presented as an asset held for sale as Fulcrum was in advanced discussions with Gold Fields at 31 December 2023 to purchase the Rusoro shares from Gold Fields. At
31 December 2023, the held for sale investment in Rusoro was valued at the lower of carrying value or fair value less costs to sell, amounting to US$nil. Refer note 18 for further details.